INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 — INTANGIBLE ASSETS

The gross carrying amount of intangible assets and accumulated amortization as of September 30, 2020 and December 31, 2019 were as follows (amounts in millions):

	September 30, 2020			December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$24.5	$(2.4)	$22.1	$5.4	$(2.8)	$2.6
Non-compete agreements	0.7	(0.1)	0.6	0.4	(0.3)	0.1
Tradenames	1.7	(0.2)	1.5	0.7	(0.4)	0.3

Total	$26.9	$(2.7)	$24.2	$6.5	$(3.5)	$3.0

Amortization of intangible assets were $0.7 million and $1.4 million for the three and nine months ended September 30, 2020 and $0.1 million and $0.2 million for the three and nine months ended September 30, 2019, respectively.

The Company concluded there was no triggering event that constitutes the need to perform finite-lived intangible assets for impairment for the period ended September 30, 2020.